Commitments - Capital Expenditures Commitments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of capital expenditures commitments [line items]
Capital expenditure commitments	€ 124	€ 101
Computer software [member]
Disclosure of capital expenditures commitments [line items]
Capital expenditure commitments	1	2
Property, plant and equipment [member]
Disclosure of capital expenditures commitments [line items]
Capital expenditure commitments	€ 123	€ 99